Cross Shore Discovery Fund
Schedule of Investments (Unaudited)
June 30, 2024

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				Initial		Available
	% of			Acquisition	Redemption	Redemption
Portfolio Funds*	Net Assets	Cost(1)	Fair Value	Date	Frequency(2)	Date

Long/Short Generalist:
Atika Offshore Fund, Ltd., Class A, Series 1	5.5%	$ 677,447	$ 1,685,957	1/2/2015	Quarterly	9/30/2024

EVR Offshore Partners Fund, Ltd., Class B, Series 02	1.5%	437,521	478,652	12/31/2023	Quarterly	9/30/2024(3)

Hawk Ridge Partners Offshore, Ltd., Class A, Initial Series	9.7%	1,600,000	2,977,416	2/1/2018	Quarterly	9/30/2024

Hill City Capital Offshore Fund Ltd., Class A, Series 14	1.7%	438,600	534,885	11/1/2021	Quarterly	9/30/2024(3)

TCIM Offshore Fund Ltd., Class A-33, Series 2019-12	8.7%	1,756,890	2,667,459	12/1/2019	Monthly	7/31/2024

Wolf Hill Offshore Fund, Ltd., Class A-OS, Series 2020-08	5.0%	1,300,000	1,554,991	7/1/2021	Quarterly	9/30/2024

Total Long/Short Generalist	32.1%	6,210,458	9,899,360

Long/Short Sector:
Energy
Encompass Capital Fund Offshore Ltd., Class A, Series 1	12.8%	1,803,039	3,939,539	1/1/2020	Quarterly	9/30/2024

Healthcare, Biotechnology
Avoro Life Sciences Offshore Fund Ltd., Class A-1	15.7%	1,069,545	4,849,707	5/1/2017	Quarterly	9/30/2024
Biomedical Offshore Value Fund, Ltd., Class I, Series 200199-1	11.6%	2,100,000	3,565,793	1/1/2019	Quarterly	9/30/2024

Total Healthcare, Biotechnology	27.3%	3,169,545	8,415,500

Technology, Media and Telecommunications
Atreides Foundation Fund, Ltd., Founders Class, Series F-2	2.4%	396,380	730,725	5/15/2019	Quarterly	9/30/2024(3)

Total Long/Short Sector	42.5%	5,368,964	13,085,764

Total Investments In Portfolio Funds	74.6%	$ 11,579,422	$ 22,985,124

Open-End Mutual Funds				Shares
Large Growth
Fidelity Blue Chip Growth Fund	4.5%	1,250,000	1,374,920	6,250

	% of
Money Market Funds	Net Assets	Cost	Fair Value	Shares

Federated Hermes Institutional Prime Obligations Fund,
Institutional Class, 5.34%(4)	15.4%	$ 4,740,071	$ 4,738,490	4,737,543

Total Investments	94.5%	$ 17,569,493	$ 29,098,534

Other Assets in Excess of Liabilities	5.5%		$ 1,693,567

Net Assets	100.0%		$ 30,792,101

* Non-income producing security.
(1) There were no unfunded capital commitments as of June 30, 2024.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 120 days.
(3) Subject to 25% investor level quarterly gate.
(4) Rate disclosed is the seven day effective yield as of June 30, 2024.